Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including our named executive officers, and other service providers. Historically, the Company granted new-hire option awards on or soon after a new hire’s employment start date and inaugural annual refresh employee option grants in the fourth quarter of 2024, following Compensation Committee approval. The Company’s current practice is to grant annual refresher equity-based incentive awards to our executive officers on or about the 15th of April of each year commencing in 2025 and thereafter, which are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the preceding quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Program, as further described under the heading, “Non-Employee Director Compensation—Non-Employee Director Compensation Program” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. Because the Compensation Committee has a practice of generally granting annual refresher equity-based incentive awards on or about the 15th of April of each year, the Compensation Committee generally does not take material nonpublic information (“MNPI”) into account when determining the timing of awards and it does not seek to time the award in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation. During 2024, we did not grant any stock options to our named executive officers except for the annual stock options granted effective on October 4, 2024. Accordingly, we have no information to disclose pursuant to Item 402(x)(2) of Regulation S-K.

Award Timing Method	The Company’s current practice is to grant annual refresher equity-based incentive awards to our executive officers on or about the 15th of April of each year commencing in 2025 and thereafter, which are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in the preceding quarter.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false